Expenses for shipping activities and other expenses from operating activities	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Expenses for shipping activities and other expenses from operating activities
Expenses for shipping activities and other expenses from operating activities
Voyage expenses and commissions

(in thousands of USD)	2019	2018	2017
Commissions paid	(10,130)	(8,193)	(4,895)
Bunkers	(101,947)	(103,920)	(45,249)
Other voyage related expenses	(32,604)	(29,303)	(11,891)
Total voyage expenses and commissions	(144,681)	(141,416)	(62,035)

The voyage expenses and commissions increased in 2019 compared to 2018 because a higher number of vessels were performing spot voyages in 2019 mainly due to an increase in the fleet size as a consequence of the business combination with Gener8 Maritime Inc. in 2018. For vessels operated on the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. Voyage expenses for vessels operated in a Pool, are paid by the Pool.

Bunker expenses decreased compared to last year due to a change in the composition of the fleet for vessels operated on the spot.

The majority of other voyage expenses are port costs, agency fees and agent fees paid to operate the vessels on the spot market. Port costs vary depending on the number of spot voyages performed, number and type of ports.

Vessel operating expenses

(in thousands of USD)	2019	2018	2017
Operating expenses	(196,739)	(172,589)	(139,832)
Insurance	(15,056)	(13,203)	(10,595)
Total vessel operating expenses	(211,795)	(185,792)	(150,427)

The operating expenses relate mainly to the crewing, technical and other costs to operate tankers. In 2019 these expenses were higher compared to 2018 due to an increase in the fleet size as a consequence of the business combination with Gener8 Maritime Inc. in 2018.

Charter hire expenses

(in thousands of USD)	2019	2018	2017
Charter hire (Note 19)	(604)	6	(62)
Bare boat hire (Note 19)	—	(31,120)	(31,111)
Total charter hire expenses	(604)	(31,114)	(31,173)

The bareboat charter-hire expenses in 2018 and 2017 are entirely attributable to the sale and leaseback agreement of four VLCCs (Nautilus, Navarin, Neptun and Nucleus), under a five year bareboat contract agreed on December 16, 2016. Following the adoption of IFRS 16 on January 1, 2019, costs related to these bareboat agreements are recognized in depreciation expenses for the depreciation of the right-of-use asset over the remaining lease term and finance expenses (see Note 1.19).
The charter hire expenses in 2019 are related to the 2.5 months hire for the barge (Dragon Satu) in relation to the bunker fuel project.

General and administrative expenses

(in thousands of USD)	2019	2018	2017
Wages and salaries	(25,050)	(16,247)	(12,853)
Social security costs	(3,430)	(3,746)	(2,511)
Provision for employee benefits (Note 17)	(2,589)	(616)	(827)
Equity-settled share-based payments (Note 23)	—	(37)	(313)
Other employee benefits	(3,713)	(7,607)	(3,148)
Employee benefits	(34,782)	(28,253)	(19,652)
Administrative expenses	(31,226)	(33,485)	(22,579)
Tonnage Tax	(1,313)	(4,436)	(4,772)
Claims	(17)	(100)	(25)
Provisions	448	42	160
Total general and administrative expenses	(66,890)	(66,232)	(46,868)

Average number of full time equivalents (shore staff)	184.90	161.77	150.49

The general and administrative expenses which include amongst others: shore staff wages, director fees, office rental, consulting and audit fees and tonnage tax, increased in 2019 compared to 2018.

This increase was mainly related to the merger with Gener8 Maritime Inc. in 2018, which had an impact on wages and salaries due to a higher number of staff and the settlement following the stepping down of the CEO Paddy Rodgers in the course of the first semester in 2019. Furthermore the TI Admin fee increased due to a larger number of vessels being operated in the TI
Pool and higher IT expenses.

This increase was offset by a decrease in legal and other fees which relates to the merger with Gener8 in 2018 (see Note 25,
$5.0 million transaction costs), a decrease in travel expenses and a decrease in rental expenses as a result of the adoption of IFRS 16 on January 1, 2019, whereby the costs related to the rental agreements are now recognized in depreciation expenses for the depreciation of the right-of-use asset over the remaining lease term and finance expenses.

Tonnage tax decreased in 2019 due to a change in the Greek tonnage tax regime. The change relates to the voluntary tonnage tax which is no longer applicable to the Group.

The provision for employee benefits increased in 2019 compared to 2018 which is mainly due to the transaction based incentive plan which has been implemented in 2019 for key management personnel ($1.8 million, see Note 14 and 17).